Borrowings (Details) - Schedule of current value of obligations for right-of-use liabilities - PEN (S/) S/ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Borrowings (Details) - Schedule of current value of obligations for right-of-use liabilities [Line Items]
Lease liability for right-of-use asset	S/ 59,085	S/ 60,507
Up to 1 Year [Member]
Borrowings (Details) - Schedule of current value of obligations for right-of-use liabilities [Line Items]
Lease liability for right-of-use asset	12,879	14,541
From 1 Year to 5 Years [Member]
Borrowings (Details) - Schedule of current value of obligations for right-of-use liabilities [Line Items]
Lease liability for right-of-use asset	46,094	38,136
Over 5 Years [Member]
Borrowings (Details) - Schedule of current value of obligations for right-of-use liabilities [Line Items]
Lease liability for right-of-use asset	S/ 112	S/ 7,830